Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Constant currency profit before tax and balance sheet data

HSBC constant currency profit before tax and balance sheet data
	2024
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	28,674	21,580	17,529	(1,929)	65,854
– external	20,460	21,565	30,698	(6,869)	65,854
– inter-segment	8,214	15	(13,169)	4,940	—
– of which: net interest income/(expense)[2]	20,352	17,261	7,488	(12,368)	32,733
Change in expected credit losses and other credit impairment charges	(1,335)	(1,815)	(235)	(29)	(3,414)
Net operating income/(expense)	27,339	19,765	17,294	(1,958)	62,440
Total operating expenses	(15,204)	(7,906)	(10,231)	298	(33,043)
Operating profit/(loss)	12,135	11,859	7,063	(1,660)	29,397
Share of profit in associates and joint ventures less impairment	47	1	—	2,864	2,912
Constant currency profit before tax	12,182	11,860	7,063	1,204	32,309
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	37.7	36.7	21.9	3.7	100.0
Constant currency cost efficiency ratio	53.0	36.6	58.4	15.4	50.2
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	447,085	306,926	169,516	7,131	930,658
Interests in associates and joint ventures	558	25	108	28,218	28,909
Total external assets	890,080	603,841	1,388,845	134,282	3,017,048
Customer accounts	823,267	490,475	340,898	315	1,654,955

	2023
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	26,848	22,396	15,771	(103)	64,912
– external	18,669	23,686	27,618	(5,061)	64,912
– inter-segment	8,179	(1,290)	(11,847)	4,958	—
– of which: net interest income/(expense)[2]	19,902	16,289	6,860	(8,899)	34,152
Change in expected credit losses and other credit impairment charges	(935)	(2,006)	(317)	(1)	(3,259)
Net operating income/(expense)	25,913	20,390	15,454	(104)	61,653
Total operating expenses	(14,352)	(7,234)	(9,872)	(36)	(31,494)
Operating profit/(loss)	11,561	13,156	5,582	(140)	30,159
Share of profit/(loss) in associates and joint ventures[3]	64	(1)	—	(319)	(256)
Constant currency profit/(loss) before tax	11,625	13,155	5,582	(459)	29,903
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	38.9	44.0	18.7	(1.6)	100.0
Constant currency cost efficiency ratio	53.5	32.3	62.6	(35.0)	48.5
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	444,856	301,103	170,868	262	917,089
Interests in associates and joint ventures	539	23	107	26,226	26,895
Total external assets	915,062	613,124	1,298,065	146,296	2,972,547
Customer accounts	792,710	465,095	321,226	582	1,579,613

HSBC constant currency profit before tax and balance sheet data (continued)
	2022
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	20,772	16,207	14,542	(1,934)	49,587
– external	18,176	16,834	18,704	(4,127)	49,587
– inter-segment	2,596	(627)	(4,162)	2,193	—
– of which: net interest income/(expense)[2]	15,887	11,584	4,602	(2,633)	29,440
Change in expected credit losses and other credit impairment charges	(1,160)	(1,868)	(578)	(9)	(3,615)
Net operating income/(expense)	19,612	14,339	13,964	(1,943)	45,972
Total operating expenses	(14,141)	(6,810)	(9,403)	(1,875)	(32,229)
Operating profit/(loss)	5,471	7,529	4,561	(3,818)	13,743
Share of profit/(loss) in associates and joint ventures	29	1	(2)	2,531	2,559
Constant currency profit/(loss) before tax	5,500	7,530	4,559	(1,287)	16,302
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	33.7	46.2	28.0	(7.9)	100.0
Constant currency cost efficiency ratio	68.1	42.0	64.7	(96.9)	65.0
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	425,072	309,224	186,653	350	921,299
Interests in associates and joint ventures	503	27	90	27,676	28,296
Total external assets	873,688	602,624	1,305,319	161,872	2,943,503
Customer accounts	781,881	462,806	323,420	443	1,568,550
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2Net interest expense recognised in Corporate Centre includes $11.4bn (2023: $8.7bn; 2022: $2.5bn) of interest expense in relation to the internal cost to fund trading and fair value net assets; and the funding cost of foreign exchange swaps in our Markets Treasury function.
3Includes an impairment loss of $3.0bn recognised in respect of the Group’s investment in BoCom in 2023.

External net operating income by country	Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	2024	2023	2022
	$m	$m	$m
Reported external net operating income/(expense) by country/territory[1]	65,854	66,058	50,620
– UK2	12,307	11,027	11,710
– Hong Kong	20,811	20,185	15,454
– US	4,233	3,816	3,893
– France	3,804	4,208	(177)
– other countries/territories	24,699	26,822	19,740
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2UK includes HSBC UK Bank plc (ring-fenced bank), HSBC Bank plc (non-ring-fenced bank), the ultimate holding company, HSBC Holdings plc, and the separately incorporated group of service companies (‘ServCo Group’).

Reconciliation of reported and adjusted items

Constant currency results reconciliation
	2024	2023			2022
	Reported and constant currency	Constant currency	Currency translation	Reported	Constant currency	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Revenue[1]	65,854	64,912	(1,146)	66,058	49,587	(1,033)	50,620
ECL	(3,414)	(3,259)	188	(3,447)	(3,615)	(31)	(3,584)
Operating expenses	(33,043)	(31,494)	576	(32,070)	(32,229)	472	(32,701)
Share of profit/(loss) in associates and joint ventures less impairment[2]	2,912	(256)	(63)	(193)	2,559	(164)	2,723
Profit before tax	32,309	29,903	(445)	30,348	16,302	(756)	17,058
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2Includes an impairment loss of $3.0bn recognised in respect of the Group’s investment in BoCom in 2023.

Constant currency balance sheet reconciliation
	2024	2023			2022
	Reported and constant currency	Constant currency	Currency translation	Reported	Constant currency	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	930,658	917,089	21,446	938,535	921,299	2,262	923,561
Interests in associates and joint ventures	28,909	26,895	449	27,344	28,296	958	29,254
Total external assets	3,017,048	2,972,547	66,130	3,038,677	2,943,503	5,783	2,949,286
Customer accounts	1,654,955	1,579,613	32,034	1,611,647	1,568,550	1,753	1,570,303

Notable items
	2024	2023	2022
	$m	$m	$m
Year ended 31 Dec
Notable items
Revenue
Disposals, acquisitions and related costs[1,2]	(1,343)	1,298	(2,737)
Fair value movements on financial instruments[3]	—	14	(618)
Restructuring and other related costs	—	—	(247)
Disposal losses on Markets Treasury repositioning	—	(977)	—
Early redemption of legacy securities	(237)	—	—
Operating expenses
Disposals, acquisitions and related costs	(199)	(321)	(18)
Restructuring and other related costs[4]	(34)	136	(2,882)
Impairment of interests in associates[5]	—	(3,000)	—
1Amounts in 2024 include a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This is partly offset by a $4.8bn gain on disposal of our banking business in Canada, inclusive of a $0.3bn gain on the foreign exchange hedging of the sales proceeds, the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses.
2Amounts in 2023 include the gain of $1.6bn recognised in respect of the acquisition of SVB UK, as well as the impact of the sale of our retail banking operations in France.
3Fair value movements on non-qualifying hedges in HSBC Holdings.
4Amounts in 2024 relate to restructuring provisions recognised in 2024 and reversals of restructuring provisions recognised during 2022. Amounts in 2023 relate to reversals of restructuring provisions recognised during 2022.
5Relates to an impairment loss of $3.0bn recognised in respect of the Group’s investment in BoCom in 2023.